Group Balance Sheet - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Property, plant and equipment	R 41,507	R 32,872
Intangible assets	33	48
Non-current restricted cash and investments	6,121	5,555
Investments in associates	111	125
Deferred tax assets	189	203
Other non-current assets	332	374
Derivative financial assets	269	137
Total non-current assets	48,562	39,314
Current assets
Inventories	3,265	2,818
Current restricted cash and investments	41	27
Trade and other receivables	2,395	1,682
Derivative financial assets	110	519
Cash and cash equivalents	2,867	2,448
Total current assets	8,678	7,494
Total assets	57,240	46,808
Share capital and reserves
Attributable to equity holders of the parent company	34,757	30,039
Share capital and premium	32,934	32,934
Other reserves	6,778	6,744
Accumulated loss	(4,955)	(9,639)
Non-controlling interest	123	78
Total equity	34,880	30,117
Non-current liabilities
Deferred tax liabilities	2,294	1,586
Provision for environmental rehabilitation	5,473	5,013
Non-current Other Provisions	633	932
Borrowings	5,592	3,180
Contingent consideration liability	589	356
Other non-current liabilities	337	268
Derivative financial liabilities	470	3
Streaming contract liability	105	378
Total non-current liabilities	15,493	11,716
Current liabilities
Current Other Provisions	180	139
Borrowings	103	25
Trade and other payables	5,238	4,494
Derivative financial liabilities	1,061	8
Streaming contract liability	285	309
Total current liabilities	6,867	4,975
Total equity and liabilities	R 57,240	R 46,808